Retirement and Postemployment Benefits (Plan Assets and Expected Cash Flows) (Detail) - PPL Energy Supply LLC [Member] $ in Millions		12 Months Ended
		Dec. 31, 2014 USD ($) yr	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Defined Benefit Plan
Employee Retirement Plans [Line Items]
Percentage of trust assets		100.00%	100.00%
Target asset allocation, weighted average		100.00%
Target asset allocation - PPL Plans			100.00%
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		$ 170	$ 147	$ 149
Assumptions Used in Calculations (Numeric) [Abstract]
The limited lives of four partnership of private equity investments (in years) | yr		0
The limited lives of fifth partnership of private equity investments (in years) | yr		0
The amount of potential liability that maybe required to be funded by the master trust during life of the partnership		$ 55
Minimum number of days notice required to redeem shares for investments in hedge funds		65 days
Maximum number of days notice required to redeem shares for investments in hedge funds		95 days
Amount to be contributed to plan in the next fiscal year		$ 32
Expected Federal Subsidy (Details) [Abstract]
2015		5
2016		7
2017		7
2018		8
2019		9
2020-2024		58
Defined Benefit Plan | Cash and cash equivalents
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		246	120
Defined Benefit Plan | U.S. large-cap
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		432	480
Defined Benefit Plan | United States Small Cap Equity Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		145	137
Defined Benefit Plan | International Equity Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		615	630
Defined Benefit Plan | United States Commingled Debt Equity Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		818	749
Defined Benefit Plan | US Treasury And US Government Sponsored Agency Debt Securities [Member]
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		723	617
Defined Benefit Plan | Residential - Commercial Backed Debt Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		2	12
Defined Benefit Plan | Investment-grade corporate
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		1,109	963
Defined Benefit Plan | International Debt Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		8	7
Defined Benefit Plan | Other
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		9	24
Defined Benefit Plan | Energy Commodities, net
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		90	108
Defined Benefit Plan | Real Estate Alternative Investments
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		148	134
Defined Benefit Plan | Private Equity Alternative Investments
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		104	80
Defined Benefit Plan | Hedge Fund Of Funds Alternative Investments
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		223	210
Defined Benefit Plan | Interest Rate Swaps Derivatives
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		92	(49)
Defined Benefit Plan | Other Derivatives
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		12	12
Defined Benefit Plan | Insurance Contracts
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		33	37
Defined Benefit Plan | Level 1 | Cash and cash equivalents
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		246	120
Defined Benefit Plan | Level 1 | U.S. large-cap
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		114	134
Defined Benefit Plan | Level 1 | United States Small Cap Equity Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		145	137
Defined Benefit Plan | Level 1 | International Equity Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	163
Defined Benefit Plan | Level 1 | United States Commingled Debt Equity Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	13
Defined Benefit Plan | Level 1 | US Treasury And US Government Sponsored Agency Debt Securities [Member]
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		706	563
Defined Benefit Plan | Level 1 | Residential - Commercial Backed Debt Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 1 | Investment-grade corporate
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 1 | International Debt Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 1 | Other
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 1 | Energy Commodities, net
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 1 | Real Estate Alternative Investments
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 1 | Private Equity Alternative Investments
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 1 | Hedge Fund Of Funds Alternative Investments
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 1 | Interest Rate Swaps Derivatives
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 1 | Other Derivatives
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 1 | Insurance Contracts
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 2 [Member] | Cash and cash equivalents
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 2 [Member] | U.S. large-cap
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		318	346
Defined Benefit Plan | Level 2 [Member] | United States Small Cap Equity Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period			0
Defined Benefit Plan | Level 2 [Member] | International Equity Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		615	467
Defined Benefit Plan | Level 2 [Member] | United States Commingled Debt Equity Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		818	736
Defined Benefit Plan | Level 2 [Member] | US Treasury And US Government Sponsored Agency Debt Securities [Member]
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		17	54
Defined Benefit Plan | Level 2 [Member] | Residential - Commercial Backed Debt Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		2	11
Defined Benefit Plan | Level 2 [Member] | Investment-grade corporate
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		1,088	940
Defined Benefit Plan | Level 2 [Member] | International Debt Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		8	7
Defined Benefit Plan | Level 2 [Member] | Other
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		9	24
Defined Benefit Plan | Level 2 [Member] | Energy Commodities, net
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		90	108
Defined Benefit Plan | Level 2 [Member] | Real Estate Alternative Investments
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		148	134
Defined Benefit Plan | Level 2 [Member] | Private Equity Alternative Investments
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 2 [Member] | Hedge Fund Of Funds Alternative Investments
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		223	210
Defined Benefit Plan | Level 2 [Member] | Interest Rate Swaps Derivatives
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		92	(49)
Defined Benefit Plan | Level 2 [Member] | Other Derivatives
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		12	12
Defined Benefit Plan | Level 2 [Member] | Insurance Contracts
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 3 | Master Trust
Information About Plan Assets (Numeric) [Abstract]
Actual return on plan assets Relating to assets still held at the reporting date		18	5
Relating to assets sold during the period		(1)	5
Purchases, sales and settlements		0	(14)
Transfers from level 3 to level 2			(1)
Defined Benefit Plan | Level 3 | Cash and cash equivalents
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 3 | U.S. large-cap
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 3 | United States Small Cap Equity Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 3 | International Equity Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 3 | United States Commingled Debt Equity Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 3 | US Treasury And US Government Sponsored Agency Debt Securities [Member]
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 3 | Residential - Commercial Backed Debt Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	1	1
Defined Benefit Plan | Level 3 | Residential - Commercial Backed Debt Securities | Master Trust
Information About Plan Assets (Numeric) [Abstract]
Actual return on plan assets Relating to assets still held at the reporting date		(1)	0
Relating to assets sold during the period		0	0
Purchases, sales and settlements		0	0
Transfers from level 3 to level 2			0
Defined Benefit Plan | Level 3 | Investment-grade corporate
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		21	23	27
Defined Benefit Plan | Level 3 | Investment-grade corporate | Master Trust
Information About Plan Assets (Numeric) [Abstract]
Actual return on plan assets Relating to assets still held at the reporting date		(1)	0
Relating to assets sold during the period		(1)	5
Purchases, sales and settlements		0	(9)
Transfers from level 3 to level 2			0
Defined Benefit Plan | Level 3 | International Debt Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 3 | Other
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 3 | Other | Master Trust
Information About Plan Assets (Numeric) [Abstract]
Actual return on plan assets Relating to assets still held at the reporting date			0
Relating to assets sold during the period			0
Transfers from level 3 to level 2			(1)
Defined Benefit Plan | Level 3 | Energy Commodities, net
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 3 | Real Estate Alternative Investments
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 3 | Private Equity Alternative Investments
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		104	80	75
Defined Benefit Plan | Level 3 | Private Equity Alternative Investments | Master Trust
Information About Plan Assets (Numeric) [Abstract]
Actual return on plan assets Relating to assets still held at the reporting date		19	3
Relating to assets sold during the period		0	0
Purchases, sales and settlements		5	2
Transfers from level 3 to level 2			0
Defined Benefit Plan | Level 3 | Hedge Fund Of Funds Alternative Investments
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 3 | Interest Rate Swaps Derivatives
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Level 3 | Other Derivatives
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0	1
Defined Benefit Plan | Level 3 | Insurance Contracts
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		33	37	42
Defined Benefit Plan | Level 3 | Insurance Contracts | Master Trust
Information About Plan Assets (Numeric) [Abstract]
Actual return on plan assets Relating to assets still held at the reporting date		1	2
Relating to assets sold during the period		0	0
Purchases, sales and settlements		(5)	(7)
Transfers from level 3 to level 2			0
Defined Benefit Plan | Master Trust
Information About Plan Assets (Numeric) [Abstract]
Value of plan U.S. pension trust assets that relate to PPL subsidiary		$ 170	$ 147
Undivided interest percentage in each asset category that PPL subsidiary holds		4.00%	3.00%
Fair value at end of period		$ 4,809	$ 4,271
Defined Benefit Plan | Master Trust | Receivables And Payables Net
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period	[1]	(41)	0
Defined Benefit Plan | Master Trust | Account 401 H
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		(136)	(115)
Defined Benefit Plan | Master Trust | Total Trust Assets Not Including 401 H Assets
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		$ 4,632	$ 4,156
Defined Benefit Plan | Master Trust | Growth Portfolio
Employee Retirement Plans [Line Items]
Percentage of trust assets		51.00%	59.00%
Target asset allocation, weighted average		52.00%
Target asset allocation - PPL Plans			52.00%
Defined Benefit Plan | Master Trust | Growth Portfolio | Equity securities
Employee Retirement Plans [Line Items]
Percentage of trust assets		26.00%	30.00%
Defined Benefit Plan | Master Trust | Growth Portfolio | Debt securities
Employee Retirement Plans [Line Items]
Percentage of trust assets	[2]	13.00%	17.00%
Defined Benefit Plan | Master Trust | Growth Portfolio | Alternative Investments [Member]
Employee Retirement Plans [Line Items]
Percentage of trust assets		12.00%	12.00%
Defined Benefit Plan | Master Trust | Immunizing Portfolio [Member]
Employee Retirement Plans [Line Items]
Percentage of trust assets		47.00%	39.00%
Target asset allocation, weighted average		46.00%
Target asset allocation - PPL Plans			46.00%
Defined Benefit Plan | Master Trust | Immunizing Portfolio [Member] | Debt securities
Employee Retirement Plans [Line Items]
Percentage of trust assets	[2]	44.00%	40.00%
Defined Benefit Plan | Master Trust | Immunizing Portfolio [Member] | Derivative [Member]
Employee Retirement Plans [Line Items]
Percentage of trust assets		3.00%	(1.00%)
Defined Benefit Plan | Master Trust | Liquidity Portfolio [Member]
Employee Retirement Plans [Line Items]
Percentage of trust assets		2.00%	2.00%
Target asset allocation, weighted average		2.00%
Target asset allocation - PPL Plans			2.00%
Defined Benefit Plan | Master Trust | Level 1
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		$ 1,211	$ 1,130
Defined Benefit Plan | Master Trust | Level 1 | Receivables And Payables Net
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period	[1]	0	0
Defined Benefit Plan | Master Trust | Level 1 | Account 401 H
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Master Trust | Level 1 | Total Trust Assets Not Including 401 H Assets
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Master Trust | Level 2 [Member]
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		3,440	3,000
Defined Benefit Plan | Master Trust | Level 2 [Member] | Receivables And Payables Net
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period	[1]	0	0
Defined Benefit Plan | Master Trust | Level 2 [Member] | Account 401 H
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Master Trust | Level 2 [Member] | Total Trust Assets Not Including 401 H Assets
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Master Trust | Level 3
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		158	141	146
Defined Benefit Plan | Master Trust | Level 3 | Receivables And Payables Net
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period	[1]	0	0
Defined Benefit Plan | Master Trust | Level 3 | Account 401 H
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Defined Benefit Plan | Master Trust | Level 3 | Total Trust Assets Not Including 401 H Assets
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		$ 0	$ 0
Other Postretirement Benefits United States
Employee Retirement Plans [Line Items]
Percentage of trust assets		100.00%	100.00%
Target asset allocation, weighted average		100.00%
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		$ 0	$ 0	$ 0
Expected Federal Subsidy (Details) [Abstract]
2015		1
2016		1
2017		1
2018		2
2019		2
2020-2024		$ 9
Other Postretirement Benefits United States | Equity securities
Employee Retirement Plans [Line Items]
Percentage of trust assets		49.00%	55.00%
Target asset allocation, weighted average		45.00%
Other Postretirement Benefits United States | Debt securities
Employee Retirement Plans [Line Items]
Percentage of trust assets	[3]	49.00%	41.00%
Target asset allocation, weighted average	[3]	50.00%
Other Postretirement Benefits United States | Cash and cash equivalents
Employee Retirement Plans [Line Items]
Percentage of trust assets	[4]	2.00%	4.00%
Target asset allocation, weighted average	[4]	5.00%
Other Postretirement Benefits United States | U.S. large-cap
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		$ 169	$ 182
Other Postretirement Benefits United States | United States Commingled Debt Equity Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		136	100
Other Postretirement Benefits United States | Money Market Funds
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		9	12
Other Postretirement Benefits United States | Municipality
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		33	36
Other Postretirement Benefits United States | Level 1 | U.S. large-cap
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Other Postretirement Benefits United States | Level 1 | United States Commingled Debt Equity Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Other Postretirement Benefits United States | Level 1 | Money Market Funds
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		9	12
Other Postretirement Benefits United States | Level 1 | Municipality
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Other Postretirement Benefits United States | Level 2 [Member] | U.S. large-cap
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		169	182
Other Postretirement Benefits United States | Level 2 [Member] | United States Commingled Debt Equity Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		136	100
Other Postretirement Benefits United States | Level 2 [Member] | Money Market Funds
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Other Postretirement Benefits United States | Level 2 [Member] | Municipality
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		33	36
Other Postretirement Benefits United States | Level 3 | U.S. large-cap
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Other Postretirement Benefits United States | Level 3 | United States Commingled Debt Equity Securities
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Other Postretirement Benefits United States | Level 3 | Money Market Funds
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Other Postretirement Benefits United States | Level 3 | Municipality
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Other Postretirement Benefits United States | Master Trust
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		347	330
Other Postretirement Benefits United States | Master Trust | Receivables And Payables Net
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period	[1]	1	1
Other Postretirement Benefits United States | Master Trust | Account 401 H
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		136	115
Other Postretirement Benefits United States | Master Trust | Total Trust Assets Not Including 401 H Assets
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		484	446
Other Postretirement Benefits United States | Master Trust | Level 1
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		9	12
Other Postretirement Benefits United States | Master Trust | Level 1 | Receivables And Payables Net
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period	[1]	0	0
Other Postretirement Benefits United States | Master Trust | Level 1 | Account 401 H
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Other Postretirement Benefits United States | Master Trust | Level 1 | Total Trust Assets Not Including 401 H Assets
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Other Postretirement Benefits United States | Master Trust | Level 2 [Member]
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		338	318
Other Postretirement Benefits United States | Master Trust | Level 2 [Member] | Receivables And Payables Net
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period	[1]	0	0
Other Postretirement Benefits United States | Master Trust | Level 2 [Member] | Account 401 H
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Other Postretirement Benefits United States | Master Trust | Level 2 [Member] | Total Trust Assets Not Including 401 H Assets
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Other Postretirement Benefits United States | Master Trust | Level 3
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Other Postretirement Benefits United States | Master Trust | Level 3 | Receivables And Payables Net
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period	[1]	0	0
Other Postretirement Benefits United States | Master Trust | Level 3 | Account 401 H
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		0	0
Other Postretirement Benefits United States | Master Trust | Level 3 | Total Trust Assets Not Including 401 H Assets
Information About Plan Assets (Numeric) [Abstract]
Fair value at end of period		$ 0	$ 0

[1]	Receivables and payables represent amounts for investments sold/purchased but not yet settled along with interest and dividends earned but not yet received.
[2]	The expected long-term rates of return for pension and other postretirement benefits are based on management's projections using a best-estimate of expected returns, volatilities and correlations for each asset class. Each plan's specific current and expected asset allocations are also considered in developing a reasonable return assumption.
[3]	Includes commingled debt funds and debt securities.
[4]	Includes money market funds.